Retirement and Post-Retirement Employee Benefit Plans Net Periodic Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 16,419	$ 16,231	$ 15,345
Interest cost	23,193	21,850	22,330
Expected return on assets	(27,522)	(25,744)	(23,601)
Amortization of prior service cost	(226)	(192)	(136)
Recognized actuarial loss	10,693	13,322	13,777
Net periodic pension cost	22,557	25,467	27,715
Supplemental Employee Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	2,371	3,971	3,607
Interest cost	5,185	4,943	4,966
Amortization of transition asset	0	0	0
Amortization of prior service cost	0	0	0
Recognized actuarial loss	2,586	2,343	1,948
Settlements	0	0	4,539
Net periodic pension cost	10,142	11,257	15,060
Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	10,823	15,583	16,784
Interest cost	12,424	14,385	15,951
Expected return on assets	(6,264)	(6,431)	(5,167)
Amortization of transition asset	82	272	274
Amortization of prior service cost	(1,644)	(1,644)	(1,450)
Recognized actuarial loss	(2,167)	0	631
Net periodic pension cost	$ 13,254	$ 22,165	$ 27,023